Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Leases [Abstract]
Disclosure of additional lease information	Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Vehicles	3.5 years
Buildings	5.3 years
Machines and equipment	3 years

Disclosure of quantitative information about right-of-use assets	Right-of-use assets

	Vehicles	Buildings	Machinery and equipment	Total

Cost	120,052	141,915	73,236	335,203
Accumulated amortization	(54,560)	(77,732)	(29,232)	(161,524)

Balance at June 30, 2023	65,492	64,183	44,004	173,679

Cost	149,040	189,689	92,584	431,313
Accumulated amortization	(72,365)	(113,787)	(42,939)	(229,091)

Balance at June 30, 2024	76,675	75,902	49,645	202,222

Disclosure of quantitative information about lease liabilities	Lease liabilities

	2024	2023

Vehicles	82,265	68,420
Buildings	103,968	85,839
Machinery and equipment	30,513	30,160

Total	216,746	184,419

Current	96,222	85,865
Non-current	120,524	98,554